Employee future benefits (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of Operating Lease Liabilities

	Years Ended December 31,
	2021	2020
	$	$
Balance – Beginning of period	184	903
Additions	15	7
Interest paid as charged to comprehensive loss as other finance costs	(7)	(19)
Payment against lease liabilities	(127)	(265)
Modification of lease liability	103	(463)
Impact of foreign exchange rate changes	(7)	21
Balance – End of period	161	184
Current lease liabilities	130	135
Non-current lease liabilities	31	49

Summary of Maturity Analysis of Operating Lease Liabilities	Future lease payments as of December 31, 2021 are as follows:
$
Less than 1 year	130
1 – 3 years	31
Total	161

Disclosure of Net Defined Benefit Liability (Asset)

The change in the Company’s accrued benefit obligations associated with the Employee future obligation is summarized for the year ended December 31, 2021:

	Pension Benefit Plans	Other benefit plan	Total
	$	$	$
Change in benefit obligation:
Balances – Beginning of the year	15,341	94	15,435
Current service cost	60	5	65
Interest cost	87	1	88
Actuarial loss (gain) arising from changes in financial assumptions	(1,138)	8	(1,130)
Past service cost associated with multi-employer plan	16,137	—	16,137
Actuarial loss arising from change in current assumptions on funding of future pension increases	556	—	556
Benefits paid	(509)	(2)	(511)
Impact of foreign exchange rate changes	(1,221)	(7)	(1,228)
Balances – End of the year	29,313	99	29,412
Obligation is attributable to:
Active members	4,242	99	4,341
Vested terminees	13,799	—	13,799
Retirees	11,272	—	11,272
	29,313	99	29,412
Change in plan assets
Balances – Beginning of the year	—	—	—
Presentation of plan assets as of December 31, 2021	11,963	—	11,963
Impact of foreign exchange rate changes	(36)	—	(36)
Balances – End of the year	11,927	—	11,927

Net liability of the unfunded plans	12,650	99	12,749
Net liability of the funded plans	4,736	—	4,736
Net amount recognized as Employee future benefits	17,386	99	17,485

Amounts recognized:
In net loss	(147)	(6)	(153)
In other comprehensive (loss)	2,407	1	2,408

The change in the Company’s accrued benefit obligations associated with the Employee future benefits is summarized for the years ended December 31, 2020 and 2019:

	Pension Benefit Plans Years ended December 31,		Other benefit plans Years ended December 31,
	2020	2019	2020	2019
	$	$	$	$
Balances – Beginning of the year	13,704	13,100	84	105
Current service cost	50	41	4	8
Interest cost	162	239	1	2
Actuarial loss (gain) arising from changes in financial assumptions	650	1,068	1	(28)
Benefits paid	(529)	(483)	(3)	—
Impact of foreign exchange rate changes	1,304	(261)	7	(3)
Balances – End of the year	15,341	13,704	94	84
Amounts recognized:
In net loss	(212)	(280)	(6)	18
In other comprehensive loss	(1,954)	(807)	(7)	3

Schedule of Employer Pension Plan Asset

The Company’s proportionate share of the multi-employer pension plan assets as of December 31, 2021 is as follows:

$
Quoted equities (Level 1)	826
Quoted bonds (Level 1)	7,445
Cash (Level 1)	67
Real estate (Level 3)	2,207
Other (Level 3)	1,382
Total	11,927

Summary of Significant Actuarial Assumptions Applied to Determine Accrued Benefit Obligations

The significant actuarial assumptions applied to determine the Company’s accrued benefit obligations are as follows:

	Pension Benefit Plans			Other benefit plans
	Years ended December 31,			Years ended December 31,
Actuarial assumptions	2021	2020	2019	2021	2020	2019
	%	%	%	%	%	%
Discount rate	1.10	0.60	1.10	1.10	0.60	1.90
Pension benefits increase	0.50	0.50	1.50	0.50	0.50	1.50
Rate of compensation increase	2.50	2.00	2.00	2.50	2.00	2.00

Summary of Assumptions Translate into an Average Remaining Life Expectancy in Years

Assumptions regarding future mortality are set based on actuarial advice in accordance with published statistics and experience in Germany. These assumptions translate into an average remaining life expectancy in years for a pensioner retiring at age 65:

	2021	2020	2019
Retiring at the end of the reporting period:
Male	21	20	20
Female	24	24	24
Retiring 20 years after the end of the reporting period:
Male	28	28	28
Female	31	31	31

Summary of Undiscounted Defined Pension Benefits Expected to be Paid

In accordance with the assumptions used as of December 31, 2021, undiscounted defined pension benefits expected to be paid are as follows:

Total $
2022	801
2023	823
2024	853
2025	868
2026	894
Thereafter	32,685
36,924

Summary of Impact on Pension Benefit Obligation

Assumption	Increase	Decrease

Change in discount rate of 0.25%	(1,252)	1,338
Change in salary rate of 0.25%	18	(18)
Change in pension rate assumption by 0.25%	905	(867)
Change mortality by one year	968	(974)